UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 EXACT NAME OF REGISTRANT AS
 SPECIFIED IN CHARTER:                   Aberdeen Asia-Pacific Income Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 800 Scudders Mill Road
                                         Plainsboro, NJ 08536

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Vincent Esposito
                                         Aberdeen Asset Management
                                         Inc.
                                         1735 Market Street, 37th
                                         Floor
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER
 INCLUDING AREA CODE:                    800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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

Aberdeen Asia-Pacific Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX.  Therefore, no proxy voting record is listed below for this Fund.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Vincent Esposito
Name                 Vincent Esposito
Title                President
Date                 08/14/2008